Significant accounting policies - Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Balance Sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Balance Sheet [Line Items]
Reinsurance assets	€ 18,910	€ 20,253	€ 19,877
Deferred expenses	8,799	10,806	10,914
Other assets and receivables	8,865	8,842	7,955
Intangible assets	1,386	1,559	1,727	€ 1,727
Shareholders' Equity	22,018	21,842	19,189
Insurance contracts	122,146	122,885	114,716
Deferred tax liability	1,424	1,229	529
Other liabilities	16,685	14,816	€ 13,451
Aegon N.V [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Balance Sheet [Line Items]
Shares in group companies	€ 24,846	25,037		22,099
Previously stated [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Balance Sheet [Line Items]
Reinsurance assets		20,835		20,507
Deferred expenses		10,804		10,910
Other assets and receivables		8,841		7,954
Intangible assets		1,559		1,727
Shareholders' Equity		21,850		19,200
Insurance contracts		123,454		115,328
Deferred tax liability		1,227		529
Other liabilities		14,819		13,454
Previously stated [member] | Aegon N.V [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Balance Sheet [Line Items]
Shares in group companies		25,045		(10)
Shareholders' Equity		21,850
Changes in accounting policy due to liability adequacy testing
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Balance Sheet [Line Items]
Reinsurance assets		(582)		(630)
Deferred expenses		2		4
Other assets and receivables		1		1
Shareholders' Equity		(8)		(10)
Insurance contracts		(569)		(612)
Deferred tax liability		2
Other liabilities		(4)		(2)
Changes in accounting policy due to liability adequacy testing | Aegon N.V [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Balance Sheet [Line Items]
Shares in group companies		(8)
Shareholders' Equity		(8)
As Restated [Member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Balance Sheet [Line Items]
Reinsurance assets		20,253		19,877
Deferred expenses		10,806		10,914
Other assets and receivables		8,842		7,955
Intangible assets		1,559		1,727
Shareholders' Equity		21,842		19,189
Insurance contracts		122,885		114,716
Deferred tax liability		1,229		529
Other liabilities		14,816		€ 13,451
As Restated [Member] | Aegon N.V [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Balance Sheet [Line Items]
Shares in group companies		25,037
Shareholders' Equity		€ 21,842